Stockholders' equity - Statutory reserve - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity Note
Puerto Rico Laws Restrictions on Banks Net Income	a minimum of 10% of BPPR’s net income
Statutory reserve balance	$ 786,000	$ 708,000	$ 659,000
Transfer to statutory reserve	0	0	0
Capital surplus
Stockholders Equity Note
Transfer to statutory reserve	$ 78,370	$ 49,448	$ 60,111